PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.3%
Asset-Backed Securities 8.6%
Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100%	3.887%(c)	07/15/31	5,000	$ 4,946,245
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.277(c)	10/15/28	20,000	20,014,986
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.047(c)	10/13/30	5,000	4,980,064
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.067(c)	07/15/29	20,000	19,973,278
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	4.039(c)	07/16/29	40,000	39,804,000
Series 2016-07A, Class A1R, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.919(c)	11/27/31	41,000	40,799,690
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100%	3.865(c)	07/26/31	10,000	9,839,193

Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.590%	4.377(c)	10/15/28	10,000	10,007,102
Battalion CLO Ltd. (Cayman Islands), Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.813(c)	07/17/28	5,000	4,972,199
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.037(c)	07/15/29	34,100	34,158,103
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.037(c)	10/15/30	15,000	14,990,123
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.759(c)	04/24/31	18,150	17,845,100
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.029(c)	10/24/30	14,000	13,959,597

Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	4.017(c)	10/15/29	10,000	9,968,214
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.677(c)	04/15/27	10,000	9,979,303

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.052%(c)	10/23/29	40,000	$ 39,895,028
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.881(c)	04/25/31	10,000	9,863,355
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.881(c)	04/21/31	30,000	29,640,942
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.794(c)	02/20/31	15,000	14,790,390

Mill Creek CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%	4.511(c)	04/20/28	20,000	20,007,938
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	4.047(c)	10/12/30	45,000	44,777,363
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	4.047(c)	07/15/30	40,000	39,850,648
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.001(c)	10/30/30	35,000	34,897,513
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%	3.879(c)	07/16/31	25,000	24,742,695
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.997(c)	10/15/30	15,000	14,938,473
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	4.023(c)	10/17/30	35,000	34,821,903
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.946(c)	07/25/31	21,000	20,794,244
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	4.001(c)	07/20/30	20,000	19,956,820
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.835(c)	01/26/31	10,000	9,881,367

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Telos CLO (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	4.073%(c)	07/17/26	20,000	$ 20,059,418
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	4.017(c)	07/15/29	40,000	39,886,624
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	4.471(c)	10/25/28	10,000	10,006,772
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.011(c)	10/20/29	40,000	39,895,328
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250%	4.070(c)	01/20/32	9,000	8,946,041

West CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920%	3.700(c)	07/18/26	30,843	30,780,260
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	4.077(c)	04/15/30	25,000	25,050,613
Total Asset-Backed Securities (cost $792,617,854)				789,720,932
Bank Loan 0.1%
Electric
Calpine Corp., Term Loan (2017), 1 Month LIBOR + 1.750% (cost $7,329,999)	4.250(c)	12/31/19	7,350	7,337,593
Commercial Mortgage-Backed Securities 3.1%
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A3	3.061	02/10/48	12,750	12,741,304
Series 2016-C02, Class A2	1.846	08/10/49	15,097	14,719,626
Commercial Mortgage Trust,
Series 2012-CR04, Class A2	1.801	10/15/45	1,179	1,149,487
Series 2014-CR18, Class A3	3.528	07/15/47	7,400	7,396,747
Series 2014-CR19, Class A3	3.530	08/10/47	14,824	14,947,579
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	28,103,219
Series 2015-DC01, Class A3	3.219	02/10/48	20,000	20,190,666

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526%	08/10/46	12,681	$ 12,758,982
Series 2014-GC22, Class A3	3.516	06/10/47	13,191	13,398,355
Series 2014-GC24, Class A3	3.342	09/10/47	10,000	10,080,698
Series 2015-GC28, Class A3	3.307	02/10/48	8,225	8,253,324
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A3	3.435	08/15/47	12,936	13,015,192
Series 2015-C28, Class A2	2.773	10/15/48	16,842	16,806,051
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class A3	3.525	01/15/46	10,000	9,992,232
Series 2014-C20, Class A3A1	3.472	07/15/47	20,000	20,158,086
Series 2016-JP03, Class A3	2.523	08/15/49	16,726	16,361,693

UBS-Barclays Commercial Mortgage Trust, Series 2012-C04, Class A3	2.533	12/10/45	26,330	26,204,582
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531	07/15/46	10,000	10,117,446
Series 2015-LC20, Class A3	3.086	04/15/50	16,633	16,703,860
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,770,789

Total Commercial Mortgage-Backed Securities (cost $284,393,131)				278,869,918
Corporate Bonds 86.4%
Advertising 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/01/20	2,835	2,859,436
Aerospace & Defense 0.5%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	6,176,111
General Dynamics Corp., Gtd. Notes	3.000	05/11/21	10,450	10,544,382
Harris Corp., Sr. Unsec’d. Notes	2.700	04/27/20	8,270	8,239,032
L3 Technologies, Inc., Gtd. Notes	3.850	06/15/23	4,460	4,596,418
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.700	12/15/23	4,380	4,458,559
United Technologies Corp., Sr. Unsec’d. Notes	3.650	08/16/23	11,860	12,173,848
				46,188,350

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 1.2%
Altria Group, Inc.,
Gtd. Notes	3.800%	02/14/24	11,510	$ 11,714,732
Gtd. Notes	9.250	08/06/19	9,353	9,560,827

BAT Capital Corp. (United Kingdom), Gtd. Notes	2.764	08/15/22	44,345	43,610,396
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950	07/21/20	25,925	25,845,784
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	3.250	06/12/20	4,905	4,911,995
Gtd. Notes	6.875	05/01/20	13,185	13,719,965
				109,363,699
Airlines 1.2%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,654	1,681,603
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	20,949	21,693,046
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	33	34,479
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	12,509	13,157,899
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	7.250	05/10/21	8,858	9,045,441
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.750	07/12/22	1,619	1,651,866
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	6.821	02/10/24	3,635	3,974,842
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20	2,455	2,460,760
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300	10/15/20	816	816,289
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21	4,509	4,572,613
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.600	12/04/20	12,875	12,761,952
Sr. Unsec’d. Notes	2.875	03/13/20	8,462	8,446,512

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.625%	03/15/22	25,855	$26,001,129

Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20	7,235	7,223,538
				113,521,969
Auto Manufacturers 3.4%
BMW US Capital LLC (Germany), Gtd. Notes, 144A(a)	1.850	09/15/21	17,495	17,087,226
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200	05/05/20	5,275	5,233,241
Gtd. Notes, 144A	2.250	03/02/20	10,125	10,064,080
Gtd. Notes, 144A	3.700	05/04/23	25,000	25,512,250
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.343	11/02/20	5,000	4,888,938
Sr. Unsec’d. Notes	2.459	03/27/20	22,930	22,746,104
Sr. Unsec’d. Notes	3.157	08/04/20	12,740	12,649,765
Sr. Unsec’d. Notes	3.200	01/15/21	15,548	15,325,016
Sr. Unsec’d. Notes	3.336	03/18/21	14,025	13,811,365
Sr. Unsec’d. Notes	3.339	03/28/22	34,510	33,518,371
Sr. Unsec’d. Notes(a)	5.750	02/01/21	4,160	4,284,131
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20	14,815	14,835,705
Gtd. Notes(a)	3.150	06/30/22	21,060	20,850,964
Gtd. Notes	3.200	07/06/21	10,175	10,129,314
Gtd. Notes(a)	3.450	01/14/22	7,980	7,981,645
Gtd. Notes	3.700	11/24/20	14,000	14,114,418
Gtd. Notes	3.700	05/09/23	10,025	9,971,752
Gtd. Notes(a)	3.950	04/13/24	20,000	19,793,649
Gtd. Notes	4.375	09/25/21	9,739	9,945,759

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN(a)	2.400	09/15/19	18,145	18,087,992
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20	7,935	8,036,901
Gtd. Notes, 144A	4.000	11/12/21	10,200	10,405,781
				309,274,367

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	4.000%	04/29/20	5,179	$ 5,181,710
Gtd. Notes, 144A	4.500	04/29/22	6,897	6,880,292
				12,062,002
Banks 23.1%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125	02/23/23	6,600	6,522,512
Sr. Unsec’d. Notes	3.500	04/11/22	13,600	13,729,132
Sr. Unsec’d. Notes	3.848	04/12/23	10,000	10,085,156
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.917(c)	04/12/23	6,200	6,123,879
Bank of America Corp.,
Jr. Sub. Notes, Series V(a)	5.125(ff)	–(rr)	15,000	14,947,312
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	55,063	54,843,722
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	17,585	17,597,330
Sr. Unsec’d. Notes, GMTN(a)	2.625	04/19/21	50,185	50,059,934
Sr. Unsec’d. Notes, MTN(a)	3.124(ff)	01/20/23	42,000	42,121,824
Sr. Unsec’d. Notes, MTN(a)	3.864(ff)	07/23/24	35,000	35,994,342
Sub. Notes, MTN	4.200	08/26/24	20,000	20,699,448

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050	05/03/21	24,550	24,231,798
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.250	01/12/21	15,835	15,827,558
Sr. Unsec’d. Notes	3.684	01/10/23	42,770	42,719,051
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24	15,200	15,368,213
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	16,826	16,714,401
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	41,415	41,418,474
BPCE SA (France),
Gtd. Notes, MTN	2.500	07/15/19	10,000	9,992,100
Sr. Unsec’d. Notes, 144A(a)	4.000	09/12/23	6,390	6,483,243
Sr. Unsec’d. Notes, 144A, MTN	2.750	01/11/23	36,480	36,093,916
Capital One NA,
Sr. Unsec’d. Notes(a)	2.250	09/13/21	38,490	37,876,262
Sr. Unsec’d. Notes	2.400	09/05/19	12,135	12,111,128
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	19,535	19,730,350
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	6,810	6,946,200
Sr. Unsec’d. Notes	2.700	03/30/21	78,185	78,116,876
Sr. Unsec’d. Notes(a)	2.700	10/27/22	33,632	33,319,033
Sr. Unsec’d. Notes	2.750	04/25/22	26,030	25,920,412
Sr. Unsec’d. Notes	2.876(ff)	07/24/23	14,860	14,765,218

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.142%(ff)	01/24/23	14,051	$ 14,099,535
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	8,140	8,411,289

Citizens Bank NA, Sr. Unsec’d. Notes	3.250	02/14/22	11,250	11,353,819
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes(a)	3.000	10/29/21	18,996	19,076,218
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	2.750	03/26/20	20,250	20,222,594
Gtd. Notes(a)	3.450	04/16/21	5,000	5,052,156
Gtd. Notes	3.800	06/09/23	25,000	25,389,406
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	5.000	01/12/22	5,200	5,332,798
Sr. Unsec’d. Notes, 144A, MTN	2.800	03/10/21	12,760	12,619,314
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150	01/22/21	5,150	5,072,550
Sr. Unsec’d. Notes	3.950	02/27/23	19,320	19,080,500
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	4.028(c)	02/04/21	9,725	9,644,011
Sr. Unsec’d. Notes	4.250	02/04/21	16,690	16,753,982
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	13,895	13,811,083
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	10,350	10,579,446
Discover Bank,
Sr. Unsec’d. Notes	3.100	06/04/20	7,862	7,879,774
Sr. Unsec’d. Notes(a)	3.350	02/06/23	9,710	9,762,476

First Horizon National Corp., Sr. Unsec’d. Notes	3.500	12/15/20	13,890	13,962,157
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700(ff)	–(rr)	9,925	9,925,000
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)	9,610	9,694,088
Jr. Sub. Notes, Series P	5.000(ff)	–(rr)	5,000	4,618,750
Sr. Unsec’d. Notes(a)	2.350	11/15/21	8,210	8,083,335
Sr. Unsec’d. Notes	2.600	04/23/20	16,000	15,954,616
Sr. Unsec’d. Notes(a)	2.875	02/25/21	38,750	38,766,983
Sr. Unsec’d. Notes	2.908(ff)	06/05/23	48,970	48,404,188
Sr. Unsec’d. Notes(a)	3.000	04/26/22	39,760	39,673,765
Sr. Unsec’d. Notes, GMTN	5.375	03/15/20	10,000	10,232,962
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	25,800	25,511,979

HSBC Bank USA NA, Sub. Notes	4.875	08/24/20	12,865	13,216,020
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.650	01/05/22	9,620	9,533,618

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes(a)	3.033%(ff)	11/22/23	9,470	$ 9,402,256
Sr. Unsec’d. Notes	3.262(ff)	03/13/23	23,335	23,392,055
Sr. Unsec’d. Notes	3.950(ff)	05/18/24	21,950	22,385,306

Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375	01/12/23	31,245	30,497,461
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC	4.625(ff)	–(rr)	11,600	10,788,000
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.221(c)	–(rr)	10,042	10,092,210
Jr. Sub. Notes, Series Q(a)	5.150(ff)	–(rr)	10,000	10,069,500
Jr. Sub. Notes, Series V(a)	5.000(ff)	–(rr)	20,000	19,890,000
Sr. Unsec’d. Notes(a)	2.400	06/07/21	29,670	29,451,241
Sr. Unsec’d. Notes	2.776(ff)	04/25/23	25,230	25,082,175
Sr. Unsec’d. Notes	3.207(ff)	04/01/23	23,490	23,631,367
Sr. Unsec’d. Notes	3.559(ff)	04/23/24	48,980	49,815,655
Sr. Unsec’d. Notes	3.797(ff)	07/23/24	25,000	25,669,748
Sr. Unsec’d. Notes	4.250	10/15/20	14,475	14,802,178
Sr. Unsec’d. Notes	6.300	04/23/19	10,200	10,219,785
Sub. Notes	3.375	05/01/23	10,000	10,102,459
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	2.700	08/17/20	7,494	7,475,145
Gtd. Notes	3.300	05/07/21	14,200	14,310,831
Gtd. Notes, 144A, MTN	5.800	01/13/20	36,720	37,565,525
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.907(ff)	11/07/23	21,300	20,778,279
Sr. Unsec’d. Notes	3.900	03/12/24	4,765	4,825,923

Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.455	03/02/23	15,000	15,205,348
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450(ff)	–(rr)	17,375	17,418,437
Jr. Sub. Notes, Series J(a)	5.550(ff)	–(rr)	4,700	4,782,720
Sr. Unsec’d. Notes	5.750	01/25/21	20,526	21,555,752
Sr. Unsec’d. Notes, GMTN	2.375	07/23/19	2,380	2,376,960
Sr. Unsec’d. Notes, GMTN	2.500	04/21/21	28,660	28,473,606
Sr. Unsec’d. Notes, GMTN(a)	3.125	01/23/23	25,957	26,036,167
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	25,765	26,426,863
Sr. Unsec’d. Notes, GMTN	5.500	01/26/20	14,765	15,083,497
Sr. Unsec’d. Notes, GMTN	7.300	05/13/19	11,690	11,750,203
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	20,640	20,545,544
Sr. Unsec’d. Notes, MTN	2.750	05/19/22	17,640	17,533,377
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	5,498	5,569,597

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, Series F, MTN	3.875%	04/29/24	24,110	$24,797,835

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625	09/29/22	24,070	24,059,282
PNC Bank NA, Sub. Notes	2.950	01/30/23	4,575	4,557,842
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	15,672	15,736,955
Sr. Unsec’d. Notes	4.269(ff)	03/22/25	12,290	12,420,697
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	6,800	6,953,561
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	11,555	11,526,367
Sr. Unsec’d. Notes, MTN	3.125	01/08/21	10,050	10,044,975

Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	3.050	03/25/22	21,200	21,280,560
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24	19,090	19,150,987
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.442	10/19/21	4,330	4,279,741
Sr. Unsec’d. Notes	3.102	01/17/23	38,315	38,441,305

SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	13,070	13,028,081
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN(a)	1.875	09/07/21	13,630	13,358,072
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, GMTN	3.250	03/11/24	12,290	12,435,793
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.650	02/01/22	28,325	28,071,104
Gtd. Notes, 144A	3.000	04/15/21	12,969	12,963,786
Gtd. Notes, 144A	3.491	05/23/23	12,500	12,559,672

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.625	07/22/22	39,790	39,497,216
				2,120,246,237
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.150	01/23/25	15,870	16,537,558
Constellation Brands, Inc.,
Gtd. Notes	2.700	05/09/22	3,435	3,408,978
Gtd. Notes, 3 Month LIBOR + 0.700%	3.384(c)	11/15/21	20,790	20,800,696

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Constellation Brands, Inc., (cont’d.)
Gtd. Notes	3.875%	11/15/19	10,000	$10,052,596

Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.057	05/25/23	4,000	4,114,908
				54,914,736
Biotechnology 2.1%
Amgen, Inc.,
Sr. Unsec’d. Notes(a)	1.850	08/19/21	12,785	12,537,053
Sr. Unsec’d. Notes	2.125	05/01/20	6,395	6,370,575
Sr. Unsec’d. Notes	2.200	05/22/19	14,700	14,693,884
Sr. Unsec’d. Notes	2.650	05/11/22	44,355	44,200,239

Baxalta, Inc., Gtd. Notes	2.875	06/23/20	10,480	10,465,121
Biogen, Inc., Sr. Unsec’d. Notes	2.900	09/15/20	17,408	17,401,401
Celgene Corp.,
Sr. Unsec’d. Notes	2.250	08/15/21	32,040	31,534,142
Sr. Unsec’d. Notes	2.750	02/15/23	30,500	30,206,654
Sr. Unsec’d. Notes	2.875	08/15/20	8,672	8,677,908
Sr. Unsec’d. Notes	3.625	05/15/24	8,120	8,244,186

Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550	09/01/20	9,620	9,607,326
				193,938,489
Building Materials 1.0%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000	06/15/20	11,225	11,237,200
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	3.133(c)	12/20/19	17,500	17,481,328
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22	34,223	35,104,765
Vulcan Materials Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.211(c)	06/15/20	12,130	12,112,708
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	3.276(c)	03/01/21	16,305	16,288,692
				92,224,693
Chemicals 3.0%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	8,900	9,210,141

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400%	12/01/21	16,305	$ 16,302,413
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	2.450	05/01/20	16,040	15,990,339
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	44,913	46,214,260
DowDuPont, Inc., Sr. Unsec’d. Notes(a)	4.205	11/15/23	9,030	9,442,953
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	12,399	12,389,967
Sr. Unsec’d. Notes	3.500	12/01/21	10,245	10,399,147
Sr. Unsec’d. Notes	3.600	08/15/22	5,850	5,960,507
Sr. Unsec’d. Notes	4.500	01/15/21	449	458,525

INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250	10/15/19	7,635	7,666,771
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21	19,935	21,321,077
Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	36,770	36,866,990
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes(a)	4.875	03/30/20	19,415	19,797,949
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	15,107,029
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes(a)	2.750	06/01/22	22,130	21,995,923
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400	12/03/20	20,875	20,974,705
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	7.875	06/11/19	7,933	8,003,305
				278,102,001
Commercial Services 1.3%
Equifax, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/21	6,100	5,987,018
Sr. Unsec’d. Notes	3.950	06/15/23	11,305	11,572,229
ERAC USA Finance LLC,
Gtd. Notes, 144A(a)	2.350	10/15/19	20,835	20,774,353
Gtd. Notes, 144A(a)	2.600	12/01/21	25,000	24,599,428
Gtd. Notes, 144A	2.700	11/01/23	9,035	8,755,145
Gtd. Notes, 144A	5.250	10/01/20	6,000	6,188,504

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
IHS Markit Ltd.,
Gtd. Notes, 144A	5.000%	11/01/22	3,058	$ 3,190,411
Sr. Unsec’d. Notes	4.125	08/01/23	6,260	6,384,198

RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,322,239
Total System Services, Inc.,
Sr. Unsec’d. Notes	3.800	04/01/21	11,178	11,348,989
Sr. Unsec’d. Notes	4.000	06/01/23	10,615	10,906,057
				116,028,571
Computers 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.000	02/09/24	13,990	14,180,620
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	3.600	10/15/20	2,136	2,154,629
				16,335,249
Diversified Financial Services 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750	05/15/19	7,310	7,315,994
American Express Co.,
Sr. Unsec’d. Notes	2.500	08/01/22	25,000	24,707,826
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.333(c)	11/05/21	10,000	10,034,761
Sr. Unsec’d. Notes	3.400	02/22/24	20,000	20,321,871
Sr. Unsec’d. Notes(a)	3.700	11/05/21	13,850	14,155,320

Capital One Bank USA NA, Sub. Notes	8.800	07/15/19	7,995	8,129,308
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes(a)	5.500	10/18/23	10,073	10,544,816
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)	5.250	02/06/12	1,520	28,880
Sr. Unsec’d. Notes, MTN(d)	5.625	01/24/13	1,000	19,000
Sr. Unsec’d. Notes, MTN(d)	6.000	07/19/12	900	17,100
Synchrony Financial,
Sr. Unsec’d. Notes	2.700	02/03/20	14,715	14,695,447
Sr. Unsec’d. Notes	3.000	08/15/19	10,115	10,117,082
				120,087,405

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 6.6%
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750%	06/15/23	24,100	$ 24,578,271
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series I	3.650	12/01/21	9,765	9,961,403
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.500	09/01/22	12,160	11,867,001
Sr. Unsec’d. Notes	3.600	11/01/21	15,330	15,556,746

Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	16,755	16,495,971
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	12,200	12,132,606
Jr. Sub. Notes	2.962	07/01/19	2,810	2,810,436
Jr. Sub. Notes	4.104	04/01/21	22,500	22,842,763
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	9,913,608
Sr. Unsec’d. Notes, Series C	2.000	08/15/21	13,955	13,628,287

Duke Energy Corp., Sr. Unsec’d. Notes	1.800	09/01/21	15,715	15,347,782
Duke Energy Progress LLC, First Mortgage	3.375	09/01/23	6,690	6,875,544
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	12,350	12,278,290
Emera US Finance LP (Canada),
Gtd. Notes	2.150	06/15/19	1,750	1,746,565
Gtd. Notes	2.700	06/15/21	32,535	32,240,015
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	10,890	10,541,923
Gtd. Notes, 144A	2.875	05/25/22	23,170	22,775,400
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	10,493	10,780,509
Sr. Unsec’d. Notes	5.125	09/15/20	11,128	11,365,983

Entergy Gulf States Louisiana LLC, First Mortgage	5.590	10/01/24	3,800	4,269,996
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	2,805	2,803,545
Exelon Corp.,
Jr. Sub. Notes	3.497	06/01/22	53,219	53,760,854
Sr. Unsec’d. Notes(a)	2.450	04/15/21	4,940	4,882,682
Sr. Unsec’d. Notes	2.850	06/15/20	10,670	10,658,389
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950	01/15/20	26,996	26,964,614

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Exelon Generation Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	5.200%	10/01/19	4,994	$5,049,459

FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.850	07/15/22	25,000	24,824,415
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	2.100	10/04/21	13,335	13,043,710
Georgia Power Co., Sr. Unsec’d. Notes	2.400	04/01/21	19,095	18,933,268
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	8,075,984
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.800	01/15/23	14,510	14,403,108
Gtd. Notes	3.150	04/01/24	17,375	17,437,776
Gtd. Notes	4.500	06/01/21	20,900	21,542,289
PSEG Power LLC,
Gtd. Notes(a)	3.000	06/15/21	14,230	14,163,557
Gtd. Notes	3.850	06/01/23	15,435	15,827,828
Sempra Energy,
Sr. Unsec’d. Notes	2.850	11/15/20	22,900	22,853,842
Sr. Unsec’d. Notes	2.900	02/01/23	17,000	16,749,764
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	3.287(c)	01/15/21	23,740	23,540,323

Southern California Edison Co., First Mortgage, Series D	3.400	06/01/23	7,500	7,441,120
Southern Co. (The),
Sr. Unsec’d. Notes	2.350	07/01/21	4,505	4,454,894
Sr. Unsec’d. Notes	2.750	06/15/20	12,818	12,816,551
				608,237,071
Electronics 0.5%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	18,569	18,508,532
Fortive Corp., Sr. Unsec’d. Notes	2.350	06/15/21	7,845	7,761,403
Trimble, Inc., Sr. Unsec’d. Notes(a)	4.150	06/15/23	16,030	16,312,820
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350	08/01/19	3,455	3,449,908
				46,032,663

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 3.0%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300%	03/15/21	7,375	$ 7,421,042
Conagra Brands, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%(a)	3.511(c)	10/22/20	30,615	30,577,865
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	3.319(c)	04/16/21	26,585	26,535,259
J.M. Smucker Co. (The), Sr. Unsec’d. Notes(a)	2.500	03/15/20	14,625	14,584,337
Kraft Heinz Foods Co.,
Gtd. Notes	2.800	07/02/20	38,045	37,996,435
Gtd. Notes	4.000	06/15/23	35,344	36,307,306

Kroger Co. (The), Sr. Unsec’d. Notes	2.800	08/01/22	7,525	7,486,938
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	23,140	23,011,778
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	17,430	16,989,260
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.650	10/03/21	17,035	16,377,991
Sysco Corp., Gtd. Notes	2.500	07/15/21	6,520	6,464,120
Tyson Foods, Inc.,
Gtd. Notes	2.650	08/15/19	13,580	13,565,605
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	3.079(c)	05/30/19	13,200	13,200,740
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	3.165(c)	06/02/20	20,000	19,983,769
Sr. Unsec’d. Notes(a)	3.900	09/28/23	4,320	4,450,359

Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	2.900	10/21/19	2,550	2,546,556
				277,499,360
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A(a)	5.400	11/01/20	13,600	14,137,336
Gas 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	2.800	11/15/20	9,700	9,698,296
Healthcare-Products 1.8%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	31,245	31,375,723

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.675%	12/15/19	15,444	$ 15,394,136
Sr. Unsec’d. Notes	2.894	06/06/22	45,580	45,367,243

Boston Scientific Corp., Sr. Unsec’d. Notes(a)	3.450	03/01/24	18,915	19,255,639
Stryker Corp., Sr. Unsec’d. Notes	2.625	03/15/21	17,460	17,406,776
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.700	04/01/20	15,435	15,397,116
Sr. Unsec’d. Notes	3.150	04/01/22	20,347	20,403,138
				164,599,771
Healthcare-Services 2.8%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22	9,142	9,019,568
Sr. Unsec’d. Notes	2.800	06/15/23	41,379	40,634,613
Anthem, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/19	13,940	13,914,006
Sr. Unsec’d. Notes	2.950	12/01/22	22,580	22,560,718
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,409,326
Sr. Unsec’d. Notes	4.350	08/15/20	3,930	4,009,581

Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	25,000	25,437,500
Cigna Holding Co., Gtd. Notes	3.250	04/15/25	10,655	10,560,998
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	1,416	1,480,183
Dignity Health, Sec’d. Notes	2.637	11/01/19	8,900	8,895,656
HCA, Inc.,
Sr. Sec’d. Notes(a)	4.750	05/01/23	21,329	22,350,180
Sr. Sec’d. Notes	5.875	03/15/22	21,268	22,816,101

Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	9,010	8,998,226
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.625	02/01/20	3,640	3,632,205
Sr. Unsec’d. Notes	4.625	11/15/20	3,730	3,812,197
Quest Diagnostics, Inc.,
Gtd. Notes	4.700	04/01/21	10,476	10,799,897
Sr. Unsec’d. Notes	2.500	03/30/20	30,000	29,900,875
				253,231,830

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.2%
Lennar Corp., Gtd. Notes	4.125%	01/15/22	15,600	$ 15,736,500
PulteGroup, Inc., Gtd. Notes(a)	4.250	03/01/21	5,143	5,200,859
				20,937,359
Household Products/Wares 0.5%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	08/01/22	14,710	14,479,509
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A(a)	2.375	06/24/22	28,840	28,387,568
				42,867,077
Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	06/15/22	10,895	10,804,584
Insurance 2.2%
American International Group, Inc.,
Sr. Unsec’d. Notes	2.300	07/16/19	29,190	29,142,307
Sr. Unsec’d. Notes	3.300	03/01/21	5,994	6,031,507
Sr. Unsec’d. Notes	4.125	02/15/24	4,640	4,784,311

AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	6,075	6,258,320
AXIS Specialty Finance PLC, Gtd. Notes	2.650	04/01/19	16,253	16,253,000
Chubb INA Holdings, Inc., Gtd. Notes(a)	2.300	11/03/20	14,800	14,726,527
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	10,034	10,196,862
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A(a)	4.250	06/15/23	6,300	6,527,493
Gtd. Notes, 144A	5.000	06/01/21	10,554	10,938,328

Markel Corp., Sr. Unsec’d. Notes	7.125	09/30/19	14,001	14,259,772
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.500	12/29/20	11,485	11,637,725
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	2.200	04/08/20	9,525	9,467,919

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Principal Life Global Funding II, (cont’d.)
Sr. Sec’d. Notes, 144A, MTN	1.500%	04/18/19	3,570	$3,568,155

Trinity Acquisition PLC, Gtd. Notes	3.500	09/15/21	9,895	9,975,672
Unum Group, Sr. Unsec’d. Notes	3.000	05/15/21	6,145	6,142,995
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22	16,075	16,789,550
Sr. Unsec’d. Notes	6.150	08/15/19	642	649,524
Sr. Unsec’d. Notes	7.375	09/15/19	3,960	4,037,615

Willis Towers Watson PLC, Gtd. Notes	5.750	03/15/21	16,033	16,787,758
				198,175,340
Lodging 0.9%
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300	01/15/22	36,420	35,797,526
Sr. Unsec’d. Notes(a)	3.375	10/15/20	4,195	4,217,096
Sr. Unsec’d. Notes	7.150	12/01/19	10,218	10,473,295
Sr. Unsec’d. Notes, Series N	3.125	10/15/21	2,723	2,727,369
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	3.226(c)	12/01/20	19,615	19,641,673

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	4.600	08/08/23	10,800	11,132,517
				83,989,476
Machinery-Diversified 0.3%
John Deere Capital Corp., Sr. Unsec’d. Notes	3.650	10/12/23	3,500	3,630,200
Roper Technologies, Inc., Sr. Unsec’d. Notes	3.650	09/15/23	24,750	25,291,200
				28,921,400
Media 2.9%
CBS Corp.,
Gtd. Notes	2.900	06/01/23	1,000	987,775
Gtd. Notes	3.375	03/01/22	8,025	8,087,045
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	3.579	07/23/20	2,400	2,417,447

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	4.464%	07/23/22	49,305	$ 51,011,510
Comcast Corp.,
Gtd. Notes(a)	3.375	08/15/25	6,908	6,998,455
Gtd. Notes	3.700	04/15/24	15,000	15,495,374
Gtd. Notes(a)	3.950	10/15/25	19,557	20,453,103

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	9,000	8,959,144
Discovery Communications LLC,
Gtd. Notes	2.200	09/20/19	12,440	12,389,738
Gtd. Notes, 144A	2.800	06/15/20	500	497,806
Gtd. Notes, 144A	3.500	06/15/22	30,770	30,804,151

Fox Corp., Sr. Unsec’d. Notes, 144A(a)	3.666	01/25/22	13,210	13,470,024
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974	04/15/19	3,725	3,724,018
NBCUniversal Media LLC, Gtd. Notes	4.375	04/01/21	5,355	5,531,900
Sky Ltd. (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	11,900	11,879,289
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250	04/01/19	9,759	9,759,000
Viacom, Inc.,
Jr. Sub. Notes	5.875(ff)	02/28/57	12,500	12,125,000
Sr. Unsec’d. Notes	2.250	02/04/22	3,287	3,178,611
Sr. Unsec’d. Notes	3.125	06/15/22	5,000	4,988,546
Sr. Unsec’d. Notes(a)	4.250	09/01/23	3,000	3,118,764

Walt Disney Co. (The), Gtd. Notes, 144A	5.650	08/15/20	7,180	7,471,059
Warner Media LLC,
Gtd. Notes	2.100	06/01/19	14,000	13,980,699
Gtd. Notes	3.400	06/15/22	16,320	16,501,394
				263,829,852
Mining 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250(ff)	10/19/75	2,935	3,058,417
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/09/21	10,112	10,201,367
Sr. Unsec’d. Notes	3.700	03/15/23	5,500	5,589,186
				18,848,970

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.2%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875%	09/15/20	19,179	$ 19,155,026
Oil & Gas 3.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	4.850	03/15/21	35,825	37,137,092
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	20,504	20,520,176
BG Energy Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000	10/15/21	4,000	4,097,762
BP Capital Markets America, Inc.,
Gtd. Notes(a)	2.112	09/16/21	14,660	14,442,140
Gtd. Notes	2.520	09/19/22	15,000	14,855,510
Gtd. Notes	3.790	02/06/24	10,800	11,207,943

Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.450	11/15/21	11,400	11,529,144
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.000	08/15/22	3,400	3,331,196
Sr. Unsec’d. Notes	5.700	10/15/19	8,082	8,197,968
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	7,510	7,559,116
Gtd. Notes(a)	4.500	04/15/23	19,019	19,688,119
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	3.250	05/15/22	24,434	24,666,658
Sr. Unsec’d. Notes	4.000	07/15/21	10,941	11,163,978

Encana Corp. (Canada), Gtd. Notes	3.900	11/15/21	29,370	29,901,889
EOG Resources, Inc.,
Sr. Unsec’d. Notes(a)	2.625	03/15/23	8,550	8,487,906
Sr. Unsec’d. Notes	4.100	02/01/21	3,390	3,469,906
Sr. Unsec’d. Notes	4.400	06/01/20	5,250	5,350,575

EQT Corp., Sr. Unsec’d. Notes	2.500	10/01/20	6,905	6,810,894
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	6.150	06/15/19	4,305	4,332,344
Sr. Unsec’d. Notes	7.250	12/15/19	15,291	15,763,253

Marathon Oil Corp., Sr. Unsec’d. Notes	2.800	11/01/22	9,394	9,276,781
Newfield Exploration Co.,
Gtd. Notes	5.375	01/01/26	5,500	5,926,873

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Newfield Exploration Co., (cont’d.)
Gtd. Notes	5.625%	07/01/24	16,000	$17,475,200

Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21	18,487	18,932,302
Phillips 66, Gtd. Notes, 3 Month LIBOR + 0.600%	3.246(c)	02/26/21	7,120	7,120,166
				321,244,891
Oil & Gas Services 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773	12/15/22	21,720	21,578,431
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000	12/21/20	10,125	10,167,659
				31,746,090
Packaging & Containers 0.3%
Ball Corp., Gtd. Notes	4.375	12/15/20	1,940	1,971,816
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800	08/01/19	1,879	1,901,448
WestRock RKT LLC, Gtd. Notes	3.500	03/01/20	13,815	13,880,312
WRKCo, Inc., Gtd. Notes(a)	3.750	03/15/25	10,190	10,281,157
				28,034,733
Pharmaceuticals 7.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.300	05/14/21	20,430	20,201,219
Sr. Unsec’d. Notes(a)	2.500	05/14/20	61,995	61,812,055
Sr. Unsec’d. Notes(a)	3.750	11/14/23	16,460	16,897,287
Allergan Funding SCS,
Gtd. Notes	3.000	03/12/20	88,025	87,971,949
Gtd. Notes	3.450	03/15/22	16,180	16,325,702

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A(a)	3.500	06/25/21	20,575	20,657,441
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375	10/08/19	15,975	15,922,104

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%	06/15/22	30,160	$ 29,755,888
Cigna Corp.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.650%	3.265(c)	09/17/21	8,445	8,438,865
Gtd. Notes, 144A	3.750	07/15/23	3,717	3,811,052
Gtd. Notes, 144A(a)	4.125	11/15/25	13,930	14,417,310
CVS Health Corp.,
Sr. Unsec’d. Notes	2.125	06/01/21	5,000	4,914,640
Sr. Unsec’d. Notes	2.800	07/20/20	69,833	69,747,382
Sr. Unsec’d. Notes	3.700	03/09/23	21,730	22,079,427
Sr. Unsec’d. Notes	4.100	03/25/25	15,496	15,908,884
Sr. Unsec’d. Notes	4.750	12/01/22	7,796	8,199,863
Express Scripts Holding Co.,
Gtd. Notes	3.050	11/30/22	14,900	14,905,444
Gtd. Notes	4.750	11/15/21	29,510	30,826,373

Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000	11/15/20	27,255	27,349,900
Medco Health Solutions, Inc., Gtd. Notes(a)	4.125	09/15/20	2,000	2,034,535
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.900	03/07/24	15,080	15,278,604
Mylan NV,
Gtd. Notes	2.500	06/07/19	7,156	7,150,624
Gtd. Notes	3.150	06/15/21	20,110	20,051,374
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	6,000	6,098,552
Gtd. Notes, 144A	3.125	01/15/23	15,000	14,653,884
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	1.900	09/23/19	17,540	17,464,228
Gtd. Notes	2.400	09/23/21	47,645	47,057,025
Gtd. Notes	2.875	09/23/23	7,560	7,460,862

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.400	11/26/23	10,990	11,537,401
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	2.200	07/21/21	56,780	54,132,559
Zoetis, Inc., Sr. Unsec’d. Notes	3.450	11/13/20	15,455	15,595,773
				708,658,206

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 3.0%
DCP Midstream Operating LP,
Gtd. Notes	2.700%	04/01/19	4,560	$ 4,560,000
Gtd. Notes, 144A(a)	5.350	03/15/20	16,500	16,791,555

Enable Midstream Partners LP, Sr. Unsec’d. Notes	2.400	05/15/19	6,545	6,539,623
Energy Transfer Operating LP, Gtd. Notes	5.875	01/15/24	19,534	21,322,485
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400	04/01/24	3,675	3,638,250
Enterprise Products Operating LLC,
Gtd. Notes	2.550	10/15/19	14,680	14,650,973
Gtd. Notes	2.850	04/15/21	17,180	17,187,814

EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	7,695	7,848,013
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	10,112	10,425,718
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	10,000	10,273,307
Gtd. Notes	4.150	02/01/24	10,000	10,356,257
Gtd. Notes(a)	5.000	10/01/21	29,692	30,948,110
Gtd. Notes	6.500	04/01/20	5,000	5,175,717

Kinder Morgan, Inc., Gtd. Notes, 144A	5.000	02/15/21	3,500	3,616,918
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	3,165	3,209,667
Gtd. Notes, 144A	3.900	04/01/24	5,090	5,172,051
MPLX LP,
Sr. Unsec’d. Notes	3.375	03/15/23	1,872	1,886,655
Sr. Unsec’d. Notes(a)	4.500	07/15/23	7,725	8,098,247

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	6,670	6,726,647
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646	02/15/20	3,535	3,523,498
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23	7,555	7,371,325
Sr. Unsec’d. Notes	3.850	10/15/23	9,580	9,671,558
Sr. Unsec’d. Notes	4.650	10/15/25	6,850	7,136,552

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,478,057
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000	07/01/22	5,000	5,070,940

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.600%	03/15/22	12,775	$ 12,962,157
Sr. Unsec’d. Notes	4.000	11/15/21	4,559	4,678,962
Sr. Unsec’d. Notes	4.125	11/15/20	2,392	2,429,944
Sr. Unsec’d. Notes	4.300	03/04/24	15,955	16,587,066
Sr. Unsec’d. Notes	4.550	06/24/24	7,040	7,431,368
Sr. Unsec’d. Notes	5.250	03/15/20	12,042	12,297,556
				279,066,990
Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125	03/20/22	25,160	25,383,983
Real Estate Investment Trusts (REITs) 2.4%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	2.950	09/15/22	10,258	10,323,059
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,567,889
Gtd. Notes	4.100	10/01/24	2,000	2,034,712

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875	08/15/22	5,600	5,676,521
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	33,867	35,696,656
Digital Realty Trust LP,
Gtd. Notes	2.750	02/01/23	10,050	9,840,367
Gtd. Notes	3.400	10/01/20	6,235	6,279,252

Duke Realty LP, Gtd. Notes	3.875	02/15/21	4,961	5,037,160
ERP Operating LP, Sr. Unsec’d. Notes	2.375	07/01/19	11,370	11,359,024
HCP, Inc., Sr. Unsec’d. Notes	3.150	08/01/22	13,097	13,109,080
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,710,906
Sr. Unsec’d. Notes, Series D	3.750	10/15/23	3,330	3,342,679

Liberty Property LP, Sr. Unsec’d. Notes	4.750	10/01/20	6,000	6,129,162
Office Properties Income Trust, Sr. Unsec’d. Notes	3.750	08/15/19	5,100	5,109,222

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19	9,100	$ 9,073,003
Ventas Realty LP, Gtd. Notes	3.100	01/15/23	24,030	24,026,010
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250	08/15/22	3,100	3,126,977
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A	2.700	09/17/19	5,400	5,396,637
Gtd. Notes, 144A	3.250	10/05/20	13,485	13,569,237
Welltower, Inc.,
Sr. Unsec’d. Notes	3.625	03/15/24	4,900	4,984,260
Sr. Unsec’d. Notes	3.950	09/01/23	9,780	10,143,297
Sr. Unsec’d. Notes(a)	5.250	01/15/22	20,485	21,618,712
				215,153,822
Retail 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	2.500	04/15/21	6,310	6,272,634
Dollar Tree, Inc., Sr. Unsec’d. Notes	3.700	05/15/23	12,500	12,676,087
L Brands, Inc., Gtd. Notes	6.625	04/01/21	9,375	9,843,750
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.375	09/01/23	10,620	10,703,537
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700	11/18/19	11,240	11,230,821
				50,726,829
Savings & Loans 0.1%
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/21	12,000	13,255,194
Semiconductors 1.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000	01/15/22	50,670	50,424,875
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375	11/01/19	2,550	2,556,480
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	34,535	34,067,850

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875%	09/01/22	15,000	$ 15,211,950
Gtd. Notes, 144A	4.625	06/01/23	2,645	2,746,833
QUALCOMM, Inc.,
Sr. Unsec’d. Notes(a)	2.600	01/30/23	4,090	4,042,070
Sr. Unsec’d. Notes(a)	3.000	05/20/22	35,000	35,288,522
				144,338,580
Software 1.3%
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22	22,265	22,422,191
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	15,115	15,360,053
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/21	15,425	15,152,670
Sr. Unsec’d. Notes	3.625	10/15/20	12,110	12,237,282

First Data Corp., Sr. Sec’d. Notes, 144A	5.375	08/15/23	7,850	8,016,813
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.700	06/01/20	15,210	15,192,335
Sr. Unsec’d. Notes	3.800	10/01/23	7,805	7,999,763

Microsoft Corp., Sr. Unsec’d. Notes(a)	2.875	02/06/24	6,430	6,500,801
Oracle Corp., Sr. Unsec’d. Notes	1.900	09/15/21	18,460	18,156,419
				121,038,327
Telecommunications 3.2%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20	11,400	11,622,586
AT&T, Inc.,
Sr. Unsec’d. Notes	2.450	06/30/20	67,815	67,558,973
Sr. Unsec’d. Notes	3.000	06/30/22	7,185	7,216,673
Sr. Unsec’d. Notes	3.400	05/15/25	14,390	14,239,138
Sr. Unsec’d. Notes(a)	3.800	03/15/22	14,195	14,557,417
Sr. Unsec’d. Notes(a)	3.800	03/01/24	24,435	25,002,608
Sr. Unsec’d. Notes	4.600	02/15/21	4,700	4,832,335
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	1.950	09/19/21	21,860	21,356,878

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Germany), (cont’d.)
Gtd. Notes, 144A(a)	2.820%	01/19/22	32,770	$32,672,216

Orange SA (France), Sr. Unsec’d. Notes	5.375	07/08/19	4,828	4,861,248
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A(a)	3.360	03/20/23	15,625	15,620,312
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500	11/15/19	8,700	8,828,798
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.125	03/16/22	34,480	34,857,977
Sr. Unsec’d. Notes	3.376	02/15/25	15,000	15,176,649
Sr. Unsec’d. Notes	4.600	04/01/21	16,900	17,537,927
				295,941,735
Transportation 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	7,480	7,467,893
Trucking & Leasing 0.4%
Penske Truck Leasing Co. Lp/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	2.500	06/15/19	11,175	11,159,780
Sr. Unsec’d. Notes, 144A	3.200	07/15/20	17,770	17,807,524
Sr. Unsec’d. Notes, 144A	3.300	04/01/21	1,200	1,204,490
Sr. Unsec’d. Notes, 144A	3.650	07/29/21	3,580	3,628,385
				33,800,179
Total Corporate Bonds (cost $7,920,219,625)				7,921,970,067
Municipal Bond 0.1%
Alabama
Alabama Economic Settlement Authority, Series B, Revenue Bonds (cost $4,635,000)	3.163	09/15/25	4,635	4,663,134
U.S. Treasury Obligation 0.0%
U.S. Treasury Notes (cost $1,997)	3.000	09/30/25	2	2,083

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
Banks
Citigroup Capital XIII 9.121% (cost $3,342,000)	132,000	$ 3,610,200

Total Long-Term Investments (cost $9,012,539,606)		9,006,173,927

Short-Term Investments 4.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	154,718,363	154,718,363
PGIM Institutional Money Market Fund (cost $288,158,291; includes $287,433,681 of cash collateral for securities on loan)(b)(w)	288,177,727	288,235,362

Total Short-Term Investments (cost $442,876,654)		442,953,725

TOTAL INVESTMENTS 103.1% (cost $9,455,416,260)		9,449,127,652
Liabilities in excess of other assets(z) (3.1)%		(281,689,715)

Net Assets 100.0%		$ 9,167,437,937

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OTC—Over-the-counter
REIT(s)—Real Estate Investment Trust(s)

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $281,325,329; cash collateral of $287,433,681 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2019 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,133	2 Year U.S. Treasury Notes	Jun. 2019	$880,716,469	$3,090,441
7,227	5 Year U.S. Treasury Notes	Jun. 2019	837,089,859	6,641,594
191	10 Year U.S. Treasury Notes	Jun. 2019	23,725,781	(12,212)
				9,719,823
Short Positions:
115	20 Year U.S. Treasury Bonds	Jun. 2019	17,210,469	(430,609)
30	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	5,040,000	(201,609)
				(632,218)
				$9,087,605
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$6,565,000	$—
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).